Secured Convertible Note Payable	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Secured Convertible Note Payable

6. Secured Convertible Note Payable

	2021	2020

Secured Convertible Note payable, including accreted amount	$1,824,176	$–
Valuation discount	(795,590)	–

Secured convertible Note, net	$1,028,586	$–

On November 18, 2021, the Company entered into a securities purchase agreement with an accredited investor for the sale of the Company’s secured convertible note (the Secured Notes) and warrants. Pursuant to the terms of the purchase agreement, on November 18, 2021, the Company received aggregate gross proceeds of $1,500,000 and issued (i) a 10% Original Issue Discount Senior Secured Convertible Note in the principal amount of $1,666,666.67 and (ii) warrants to purchase an aggregate of 727,273 shares of the Company’s common stock. The Note bears interest at a rate of 10% per year, payable monthly commencing after the third month, and mature 12 months from issuance The principal and interest are convertible at any time at the option of the holder into shares of the Company’s common stock at a conversion price equal to the lower of (i) $2.75 per share, and (ii) the price of the common stock of the Company in a Qualified Offering (subject to adjustment as provided in the Note). A “Qualified Offering” is an equity or equity-linked financing for the account of the Company or any of its subsidiaries or debt financing that results in cumulative aggregate proceeds to the Company of at least $8,000,000. The principal and interest on the Note will be amortized on the effective interest method commencing sixth months after the closing. In the event that the Secured Notes are repaid within three months of the date of the Secured Notes, the Company will repay 115% of the face value of the Secured Notes, plus accrued interest. In the event that the Secured Notes are repaid three months after the date of the Secured Notes, the Company will repay 120% of the face value of the Secured Notes, plus accrued interest. The exercise price of the warrants is the lesser of (i) $2.75 per share and (ii) the price of the common stock of the Company in a Qualified Offering and the term of the warrants is five years. Upon an Event of Default (as defined therein) interest shall accrue at 1 1/2% per month and the 125% of principal and interest through maturity shall be due and payable. At the holder’s option the holder shall be entitled to be paid in cash or common stock with the conversion price of the common stock equal to a 30% discount to the average of the three lowest closing prices of the common stock for the 10 prior trading days.

In connection with the Company’s obligations under the Secured Notes, the Company and its subsidiary Gaming Technology Limited (the “Subsidiary”) each entered into a security agreement with the holder, pursuant to which the Company and the Subsidiary granted a security interest on all assets of the Company and the Subsidiary, including the stock of the Subsidiary, for the benefit of the holders, to secure, and the Subsidiary guaranteed, the Company’s obligations under the Note, the Warrant and the other transaction documents. In addition, the holder was granted customary piggyback registration rights for the shares of common stock issuable upon conversion of the Note and exercise of the Warrant and rights of participation.

At any time within the 18 months closing, upon any issuance by the Company or any of its subsidiaries of debt or common stock or common stock equivalents for cash consideration, indebtedness or a combination of units thereof, other than in an underwritten public offering (a “Subsequent Financing”), the investor will have the right to participate up to its investment amount in the Note, but not more than 25% of the Subsequent Financing, on the same terms, conditions and price provided for in the Subsequent Financing.

Upon issuance of the Secured Note, the Company recorded an aggregate discount of $901,834 from the original issue discount of $166,667, and a discount related to the relative fair value of the warrants issued in conjunction with the Secured Note of $735,167. During the period ended December 31, 2021 the Company amortized $106,244 of the discount resulting in an unamortized discount of $795,590 as of December 31, 2021. In addition, as of the date of this filing, which is more than three months after the date of the Secured Note, the Secured Note has not been repaid, and accordingly, the Company accreted a premium of $157,509 as of December 31, 2021, which has been added to the principal amount of the note resulting in a balance due of $1,824,176 at December 31, 2021. The accreted amount of $157,509 has been reflected as additional interest expense during the year ended December 31, 2021.

The Company failed to make interest payments on the Secured Note due in February and March 2022, in the amount of $13,889 each. The holder agreed to extend the due dates of the payments that were due in February and March 2022 to April 18, 2022, and to waive any resulting default until such date.